CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands		Ordinary shares	Preferred Shares A	Preferred Shares B	Preferred Shares C	Share capital		Share premium	Accumulated deficit	Capital reserves	Total
Balance at the beginning at Dec. 31, 2019						$ 4		$ 44,151	$ (49,206)	$ (115)	$ (5,166)
Balance at the beginning (in shares) at Dec. 31, 2019	[1]	18,003,769	7,638,647	4,999,651	895,710
Exercise of options						0		14	0	0	14
Exercise of options (in shares)	[2]	589,535
Share based payments						0		76	0	0	76
Comprehensive loss for the year						0		0	(17,563)	(790)	(18,353)
Issuance shares						0		750	0	0	750
Issuance shares (in shares)	[1]	128,706
Issuance of warrants						0
Issuance of Warrant								999	0	0	999
Balance at the end at Dec. 31, 2020						4		45,990	(66,769)	(905)	(21,680)
Balance at the end (in shares) at Dec. 31, 2020	[1]	18,722,010	7,638,647	4,999,651	895,710
Exercise of options							[3]	64	0	0	64
Exercise of options (in shares)	[1]	61,158
Share based payments							[4]	149	0	0	149
Comprehensive loss for the year						0		0	(17,050)	1,131	(15,919)
Balance at the end at Dec. 31, 2021						4		46,203	(83,819)	226	(37,386)
Balance at the end (in shares) at Dec. 31, 2021	[1]	18,783,168	7,638,647	4,999,651	895,710
Exercise of options						0		101	0	0	100
Exercise of options (in shares)		236,446
Shares issued to Financial Institutions (Shares)		846,432
Shares issued to Financial Institutions						0		1,978	0	0	1,978
Warrant exercised						0		5,399	0	0	5,399
Warrant exercised ( Shares)				57,660	860,802
Share based payments						0		570	0	0	570
Issuance of shares following SPAC transaction						(4)		339,858	0	0	339,854
Issuance of shares following SPAC transaction ( Shares )		56,647,836	(7,638,647)	(5,057,311)	(1,756,512)
SPAC Exercise of warrants ( Shares)		2,553,692
SPAC Exercise of warrants						0		2,381	0	0	2,381
Increase Decrease Through Issuing Shares As Part Of Fpa						0		49,998	0	0	49,998
Increase Decrease In Shares Through Issuing Shares As Part Of Fpa		1,605,100
Comprehensive loss for the year						0		0	(397,789)	3,272	(394,517)
Balance at the end at Dec. 31, 2022						$ 0		$ 446,488	$ (481,608)	$ 3,498	$ (31,622)
Balance at the end (in shares) at Dec. 31, 2022		80,672,674	0	0	0

[1]	Opening balance were reclassified after stock split following SPAC transaction. See Note 1
[2]	Opening balance were reclassified after stock split following SPAC transaction. See Note 1
[3]	Represents an amount less than one thousand.
[4]	Represents an amount less than one thousand.